Income Tax - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Income Tax Disclosure [Abstract]
Current	$ (252)	$ (258)	$ (513)	$ (259)
Deferred	0	0	0	226
Income tax expense	$ (252)	$ (258)	$ (513)	$ (33)